CORPORATE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
CORPORATE INFORMATION [abstract]
Schedule of particulars of the principal subsidiaries at the end of the reporting period

Particulars of the principal subsidiaries at the end of the reporting period are as follows:

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/ registered capital	Percentage of equity attributable to the Group	Principal activities

Directly held subsidiaries:
CNOOC China Limited(1)	Tianjin, PRC	RMB20 billion	100%	Offshore petroleum and natural gas exploration, development, production and sales, and shale gas exploration in the PRC
China Offshore Oil (Singapore) International Pte Ltd	Singapore	SG$3 million	100%	Sales and marketing of petroleum and natural gas products outside the PRC
CNOOC International Limited(2)	British Virgin Islands	US$24,000,000,002	100%	Investment holding
CNOOC Finance (2003) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2011) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2012) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CNOOC Finance (2013) Limited	British Virgin Islands	US$1,000	100%	Bond issuance
CEPR Limited	Hong Kong, PRC	EUR1,000	100%	Investment holding

Indirectly held subsidiaries(3):
CNOOC Deepwater Development Limited(1) (4)	Zhuhai, PRC	RMB22.28 billion	100%	Deepwater and low-grade oil and gas fields exploitation in the PRC and exploration, development, production and sales of oil and gas in the oil and gas fields of South China Sea
China United Coalbed Methane Corporation Limited	Beijing, PRC	RMB1.311 billion	100%	Coalbed methane exploration and sales, Coalbed methane surface exploration, gas mineral prospecting, shallow gas development and utilization in the coalbed methane fields in the PRC
CNOOC Southeast Asia Limited	Bermuda	US$12,000	100%	Investment holding
CNOOC Muturi Limited	Isle of Man	US$7,780,770	100%	Petroleum and natural gas exploration, development and production in Indonesia
CNOOC NWS Private Limited	Singapore	SG$2	100%	Offshore petroleum and natural gas exploration, development and production in Australia
CNOOC Exploration & Production Nigeria Limited	Nigeria	NGN10 million	100%	Petroleum and natural gas exploration, development and production in Africa
CNOOC Iraq Limited	British Virgin Islands	US$1	100%	Providing services of petroleum and natural gas exploration and development in the Republic of Iraq

Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid-up/registered capital	Percentage of equity attributable to the Group	Principal activities
CNOOC Canada Energy Ltd.	Canada	100 common shares without a par value 103,000 preferred shares without a par value	100%	Oil sands exploration, development and production in Canada
CNOOC Uganda Ltd	Uganda	1 million Uganda Shilling	100%	Petroleum and natural gas exploration, development and production in Africa
CNOOC Petroleum North America ULC	Canada	13,671,421,700 common shares without a par value	100%	Petroleum and natural gas exploration, development and production in Canada
CNOOC Petroleum Europe Limited	England and Wales	GBP98,009,131	100%	Petroleum and natural gas exploration, development and production in the UK
Nexen Petroleum Nigeria Limited	Nigeria	NGN30 million	100%	Petroleum and natural gas exploration, development and production in Nigeria
CNOOC Energy U.S.A. LLC	USA	N/A	100%	Petroleum and natural gas exploration, development and production in the USA
CNOOC Petroleum Offshore U.S.A. Inc.	USA	US$15,830	100%	Petroleum and natural gas exploration, development and production in the USA
CNOOC Oil Sands Canada	Canada	N/A	100%	Petroleum and natural gas exploration, development and production in Canada
CNOOC PETROLEUM BRASIL LTDA(5)	Brazil	R$7,207,464,100	100%	Petroleum and natural gas exploration, development and production in Brazil
CNOOC Finance (2014) ULC	Canada	100 common shares without a par value	100%	Bond issuance
CNOOC Finance (2015) U.S.A. LLC	USA	N/A	100%	Bond Issuance
CNOOC Finance (2015) Australia Pty Ltd	Australia	US$1	100%	Bond Issuance
CNOOC Petroleum Guyana Limited	Barbados	US$200,100	100%	Petroleum and natural gas exploration, development and production in Guyana

(1)               Registered as a wholly foreign owned enterprise under the PRC law.

(2)               CNOOC Limited subscribed for 2,000 redeemable shares with a par value of US$1.00 each in CNOOC International Limited for the sum of US$ 4,000,000,000 on January 10, 2020.

(3)               All subsidiaries are indirectly held through CNOOC International Limited, except CNOOC Deepwater Development Limited and China United Coalbed Methane Corporation Limited which are indirectly held through CNOOC China.

(4)               The registered capital of CNOOC Deepwater Development Limited increased from 20.78billion to 22.28billion on December 30, 2020.

(5)               The registered capital of CNOOC PETROLEUM BRASIL LTDA increased from R$6,778,134,300 to R$7,207,464,100 on December 15, 2020.